Warrants and Forward Purchase Share Agreements - Forward Share Purchase Agreements (Details) $ / shares in Units, shares in Thousands, $ in Thousands	2 Months Ended
	Jan. 31, 2022 agreement $ / shares shares	Mar. 31, 2022 USD ($)	Feb. 04, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)
Derivative [Line Items]
Number of FPAs | agreement	4
FPAs, number of shares (in shares)	4,000
Restricted cash | $		$ 37,224		$ 130	$ 116
FPAs, term	3 months
Escrow deposit
Derivative [Line Items]
Restricted cash | $		$ 37,066	$ 39,032
Derivative instrument, period, one
Derivative [Line Items]
FPAs, number of shares (in shares)	2,600
FPAs, exercise price (in usd per share) | $ / shares	$ 10.16
Derivative instrument, period, two
Derivative [Line Items]
FPAs, number of shares (in shares)				1,400
FPAs, exercise price (in usd per share) | $ / shares				$ 10.01